UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of Registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
OCTOBER 31, 2010
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%

	Shares	Value
BROADCASTING, NEWSPAPERS & ADVERTISING — 2.3%
Comcast, Cl A	60,000	$1,234,800

ELECTRIC UTILITIES — 29.3%
Ameren	10,000	289,800
Calpine *	40,000	500,000
CMS Energy	97,000	1,782,860
DTE Energy	10,500	490,980
Edison International	33,000	1,217,700
Integrys Energy Group	39,400	2,095,686
ITC Holdings	19,000	1,189,590
NextEra Energy	11,300	621,952
NSTAR	40,000	1,668,400
OGE Energy	25,000	1,104,000
Pinnacle West Capital	51,000	2,099,160
Progress Energy	1,100	49,500
SCANA	37,500	1,531,500
Wisconsin Energy	22,500	1,339,650

		15,980,778

ENERGY — 27.1%
Anadarko Petroleum	8,600	529,502
Cameron International *	23,000	1,006,250
Cenovus Energy	29,200	812,344
Chevron	18,500	1,528,285
EOG Resources	14,000	1,340,080
Exxon Mobil	30,500	2,027,335
Halliburton	22,000	700,920
Occidental Petroleum	24,600	1,934,298
Petroleo Brasileiro ADR	8,300	283,196
Schlumberger	22,100	1,544,569
Southwestern Energy *	16,000	541,600
Transocean *	27,600	1,748,736
Weatherford International *	45,000	756,450

		14,753,565

FINANCIAL SERVICES — 2.2%
Berkshire Hathaway, Cl B *	15,000	1,193,400

GAS — 12.7%
Enterprise Products Partners (A)	20,000	857,000
EQT	49,500	1,853,280
Oneok	46,000	2,291,720
South Jersey Industries	38,000	1,913,680

		6,915,680

TELECOMMUNICATION SERVICES — 20.9%
American Tower, Cl A *	21,000	1,083,810
AT&T	90,000	2,565,000

THE ADVISORS’ INNER CIRCLE FUND II	REAVES SELECT
RESEARCH FUND
OCTOBER 31, 2010
(Unaudited)
COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATION SERVICES — continued
BCE	25,000	$837,750
CenturyLink	54,700	2,263,486
Frontier Communications	215,000	1,887,700
Telefonica ADR	20,000	1,622,800
Verizon Communications	33,900	1,100,733

		11,361,279

WATER UTILITIES — 3.0%
American Water Works	68,100	1,626,228

TOTAL COMMON STOCK (Cost $47,463,158)		53,065,730

SHORT-TERM INVESTMENT — 2.3%
SEI Daily Income Trust Treasury II Fund, Cl B, 0.010% (B) (Cost $1,269,785)	1,269,785	1,269,785

TOTAL INVESTMENTS— 99.8% (Cost $48,732,943)†		$54,335,515

Percentages are based on Net Assets of $54,427,669.

*	Non-income producing security.

(A)	Security considered a Master Limited Partnership. At October 31, 2010, the security amounted to $857,000 or 1.6% on net assets.

(B)	Rate shown is the 7-day effective yield as of October 31, 2010.

ADR —	American Depositary Receipt

Cl —	Class

†	At October 31, 2010, the tax basis of the Fund’s investments was $48,732,943, and the unrealized appreciation and depreciation were $7,041,292 and $(1,438,720), respectively.

As of October 31, 2010, all of the Fund’s investments are Level 1. There were no significant transfers between Level 1 and Level 2 during the period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchylevels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
WHR-QH-001-1300

Item 2. Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund II
By	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: December 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson
Philip T. Masterson
President
Date: December 23, 2010

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO
Date: December 23, 2010